WBI BullBear Value 3000 ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 86.2%
	Capital Goods - 19.9%
13,357	Allison Transmission Holdings, Inc.	$788,865
29,641	Carrier Global Corp.	1,636,183
2,817	Illinois Tool Works, Inc. +	648,783
4,266	Lennox International, Inc.	1,597,361
22,149	PACCAR, Inc.	1,883,108
1,970	W.W. Grainger, Inc.	1,362,925
		7,917,225
	Commercial & Professional Services - 0.5%
1,000	Broadridge Financial Solutions, Inc.	179,050
	Consumer Discretionary Distribution & Retail - 13.2%
38,303	eBay, Inc. +	1,688,779
15,374	Ross Stores, Inc.	1,736,493
20,311	TJX Companies, Inc.	1,805,242
		5,230,514
	Consumer Durables & Apparel - 8.0%
24,281	Hasbro, Inc.	1,605,945
13,907	Lennar Corp. - Class A	1,560,783
		3,166,728
	Energy - 17.9%
43,981	Coterra Energy, Inc. +	1,189,686
38,349	Halliburton Company	1,553,134
10,377	Marathon Petroleum Corp.	1,570,455
116,313	Patterson-UTI Energy, Inc.	1,609,772
5,152	Pioneer Natural Resources Co.	1,182,642
		7,105,689
	Financial Services - 4.3%
7,183	LPL Financial Holdings, Inc.	1,707,040
	Health Care Equipment & Services - 8.3%
17,861	Cardinal Health, Inc.	1,550,692
4,007	McKesson Corp.	1,742,444
		3,293,136
	Semiconductors & Semiconductor Equipment - 6.0%
11,447	Advanced Micro Devices, Inc. (a)	1,176,980
1,436	Broadcom, Inc.	1,192,713
		2,369,693
	Technology Hardware & Equipment - 8.1%
29,946	Cisco Systems, Inc.	1,609,897
5,921	Motorola Solutions, Inc.	1,611,933
		3,221,830
	TOTAL COMMON STOCKS (Cost $34,601,660)	34,190,905

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENT - 25.8%
10,243,136	U.S. Bank Money Market Deposit Account, 3.27%	10,243,136
	TOTAL SHORT TERM INVESTMENT (Cost $10,243,136)	10,243,136

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.5%
210,563	Mount Vernon Liquid Assets Portfolio, 5.58% (b)(c)	210,563
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $210,563)	210,563

	TOTAL INVESTMENTS - 112.5% (Cost $45,055,359)	44,644,604
	Liabilities in Excess of Other Assets - (12.5)%	(4,912,478)
	NET ASSETS - 100.0%	$39,732,126

+	All or portion of this security is on loan as of September 30, 2023. Total value of securities on loan is $204,335.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of September 30, 2023.
(c)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.